Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Long term investment	$ 1,715	$ 1,733
Due from related parties
Due from related parties	36	37
Due to related parties
Due to related parties	1,393	3,274
Interchart [Member]
Related Party Transaction [Line Items]
Long term investment	1,306	1,361
Starocean [Member]
Related Party Transaction [Line Items]
Long term investment	284	247
Due from related parties
Due from related parties	34	35
CCL Pool [Member]
Related Party Transaction [Line Items]
Long term investment	125	125
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	2	2
Due to related parties
Due to related parties	8	0
Management and Directors fees [Member]
Due to related parties
Due to related parties	119	178
Iblea Ship Management Limited [Member]
Due to related parties
Due to related parties	$ 1,266	$ 3,096